Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,947,946	$ 2,905,077
Accumulated amortization of intangible assets	2,194,916	2,031,027
Intangible assets, net	753,030	874,050
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	171,903	175,649
Accumulated amortization of intangible assets	148,872	139,345
Software development costs
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,139,894	1,083,801
Accumulated amortization of intangible assets	901,616	823,006
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,591,843	1,599,386
Accumulated amortization of intangible assets	1,103,707	1,026,285
Computer software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	44,306	46,241
Accumulated amortization of intangible assets	$ 40,721	$ 42,391